Equity - Summary of Stock Option Activity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Option Outstanding, Granted	[1]	333,348
Weighted Average Remaining Contractual Life (Year), Vested and expected to be vested		3 months 19 days	1 month 6 days
Stock Option [Member]
Option Outstanding, Balance Beginning		296,900	333,700	486,333
Option Outstanding, Granted		333,348
Option Outstanding, Exercised		(294,733)		(133,800)
Option Outstanding, Canceled		(9,167)	(36,800)	(18,833)
Option Outstanding, Balance Ending		326,348	296,900	333,700
Option Outstanding, Vested and expected to be vested		310,017
Option Outstanding, Options Exercisable
Weighted Average Exercise Price, Beginning Balance		$ 6.66	$ 6.66	$ 6.84
Weighted Average Exercise Price, Granted		2.4
Weighted Average Exercise Price, Exercised		6.66		7.26
Weighted Average Exercise Price, Canceled		3.48	6.90	6.66
Weighted Average Exercise Price, Ending Balance		2.4	$ 6.66	$ 6.66
Weighted Average Exercise Price, Vested and expected to be vested		2.4
Weighted Average Exercise Price, Options Exercisable
Weighted Average Remaining Contractual Life (Year), Beginning		1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days
Weighted Average Remaining Contractual Life (Year), Ending		2 years 7 months 6 days	1 year 4 months 24 days	2 years 4 months 24 days
Weighted Average Remaining Contractual Life (Year), Vested and expected to be vested		2 years 7 months 6 days
Weighted Average Remaining Contractual Life (Year), Options exercisable		0 years
Aggregated Intrinsic Value, Outstanding Beginning			$ 188,790	$ 996,860
Aggregated Intrinsic Value, Outstanding Ending		143,587		188,790
Aggregated Intrinsic Value, Vested and expected to be vested		136,407
Aggregated Intrinsic Value, Options exercisable

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.